Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	TWD ($)	USD ($)	Common stocks [Member] TWD ($)	Common stocks [Member] USD ($)	Additional paid-in capital [Member] TWD ($)	Additional paid-in capital [Member] USD ($)	Legal reserve [Member] TWD ($)	Legal reserve [Member] USD ($)	Special reserve [Member] TWD ($)	Special reserve [Member] USD ($)	Unappropriated earnings [Member] TWD ($)	Unappropriated earnings [Member] USD ($)	Total retained earnings [Member] TWD ($)	Total retained earnings [Member] USD ($)	Exchange differences arising from the translation of the foreign operations [Member] TWD ($)	Exchange differences arising from the translation of the foreign operations [Member] USD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] TWD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] USD ($)	Gain or Loss on hedging instruments [Member] TWD ($)	Gain or Loss on hedging instruments [Member] USD ($)	Total Others [member] TWD ($)	Total Others [member] USD ($)	Total equity attributable to stockholders of the parent [Member] TWD ($)	Total equity attributable to stockholders of the parent [Member] USD ($)	Noncontrolling interests [Member] TWD ($)	Noncontrolling interests [Member] USD ($)
Beginning balance at Dec. 31, 2017	$ 382,124		$ 77,574		$ 148,091		$ 77,574		$ 2,681		$ 67,026		$ 147,281		$ (174)		$ 883		$ (1)		$ 708		$ 373,654		$ 8,470
Reversal of special reserve	0		0		0		0		(5)		5		0		0		0		0		0		0		0
Cash dividends paid or distributed by Chunghwa	(37,205)		0		0		0		0		(37,205)		(37,205)		0		0		0		0		(37,205)		0
Cash dividends distributed by subsidiaries	(958)		0		0		0		0		0		0		0		0		0		0		0		(958)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method																									0
Partial disposal of interests in subsidiaries	1,175		0		826		0		0		0		0		0		0		0		0		826		349
Change in additional paid-in capital for not participating proportionately in the capital increase of subsidiaries	1,477		0		777		0		0		0		0		0		0		0		0		777		700
Net income	38,581		0		0		0		0		37,557		37,557		0		0		0		0		37,557		1,024
Total other comprehensive income (loss), net of income tax	(1,014)		0		0		0		0		(757)		(757)		95		(345)		2		(248)		(1,005)		(9)
TOTAL COMPREHENSIVE INCOME	37,567		0		0		0		0		36,800		36,800		95		(345)		2		(248)		36,552		1,015
Share-based payment transactions of subsidiaries	53		0		11		0		0		0		0		0		0		0		0		11		42
Net increase (decrease) in noncontrolling interests	294		0		55		0		0		0		0		0		0		0		0		55		239
Ending balance at Dec. 31, 2018	384,529		77,574		149,762		77,574		2,676		66,626		146,876		(79)		538		1		460		374,672		9,857
Effect of retrospective application (IFRS16 [Member]) at Dec. 31, 2018	(71)		0		0		0		0		(51)		(51)		0		0		0		0		(51)		(20)
BALANCE, AS ADJUSTED at Dec. 31, 2018	384,458		77,574		149,762		77,574		2,676		66,575		146,825		(79)		538		1		460		374,621		9,837
Cash dividends paid or distributed by Chunghwa	(34,746)		0		0		0		0		(34,746)		(34,746)		0		0		0		0		(34,746)		0
Cash dividends distributed by subsidiaries	(710)		0		0		0		0		0		0		0		0		0		0		0		(710)
Unclaimed dividend	1		0		1		0		0		0		0		0		0		0		0		1		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method																									0
Partial disposal of interests in subsidiaries																									0
Net income	33,921		0		0		0		0		32,947		32,947		0		0		0		0		32,947		974
Total other comprehensive income (loss), net of income tax	1,328		0		0		0		0		1,208		1,208		(69)		197		(1)		127		1,335		(7)
TOTAL COMPREHENSIVE INCOME	35,249		0		0		0		0		34,155		34,155		(69)		197		(1)		127		34,282		967
Share-based payment transactions of subsidiaries	21		0		(1)		0		0		0		0		0		0		0		0		(1)		22
Net increase (decrease) in noncontrolling interests	(1)		0		0		0		0		0		0		0		0		0		0		0		(1)
Ending balance at Dec. 31, 2019	384,272		77,574		149,762		77,574		2,676		65,984		146,234		(148)		735		0		587		374,157		10,115
Cash dividends paid or distributed by Chunghwa	(32,783)		0		0		0		0		(32,783)		(32,783)		0		0		0		0		(32,783)		0
Cash dividends distributed by subsidiaries	(775)		0		0		0		0		0		0		0		0		0		0		0		(775)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(2)		0		0		0		0		0		0		0		0		0		0		0		(2)
Partial disposal of interests in subsidiaries																									0
Change in additional paid-in capital for not participating proportionately in the capital increase of subsidiaries	0		0		0		0		0		0		0		0		0		0		0		0		0
Net income	34,704	$ 1,236	0		0		0		0		33,419		33,419		0		0		0		0		33,419		1,285
Total other comprehensive income (loss), net of income tax	1,290	46	0		0		0		0		937		937		(167)		522		2		357		1,294		(4)
TOTAL COMPREHENSIVE INCOME	35,994	1,282	0		0		0		0		34,356		34,356		(167)		522		2		357		34,713		1,281
Disposal of investments in equity instruments at fair value through other comprehensive income	0		0		0		0		0		17		17		0		(17)		0		(17)		0		0
Share-based payment transactions of subsidiaries	89		0		26		0		0		0		0		0		0		0		0		26		63
Net increase (decrease) in noncontrolling interests	476		0		0		0		0		0		0		0		0		0		0		0		476
Ending balance at Dec. 31, 2020	$ 387,273	$ 13,791	$ 77,574	$ 2,763	$ 149,790	$ 5,334	$ 77,574	$ 2,763	$ 2,676	$ 95	$ 67,574	$ 2,406	$ 147,824	$ 5,264	$ (315)	$ (11)	$ 1,240	$ 44	$ 2	$ 0	$ 927	$ 33	$ 376,115	$ 13,394	$ 11,158	$ 397